UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.9% (1.9% of Total Investments)
$ 2,295	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,644,872
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 28.0% (18.7% of Total Investments)
1,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	AA–	859,730
	Series 2007G, 4.500%, 7/01/37 – MBIA Insured
1,300	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA–	1,313,169
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
650	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	A3	504,745
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB+	111,989
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	A3	201,750
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	436,680
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	A	196,194
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	A3	675,938
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,503,660
	Series 2002W, 5.125%, 7/01/27
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,034,740
	Series 2007Z-1, 5.000%, 7/01/42
5,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	5,132,164
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	939,157
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	517,273
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AA–	522,425
	11/15/22 – FGIC Insured

16,105	Total Education and Civic Organizations			15,949,614

	Health Care – 9.2% (6.2% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	BBB+	455,775
600	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB+	480,588
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,	7/15 at 100.00	A3	711,456
	Series 2005B, 5.000%, 7/01/20 – RAAI Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	A3	223,147
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
2,130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	1,990,783
	Series 2006, 5.000%, 7/01/32 – FSA Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Baa1	186,242
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured
1,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	A1	1,194,607
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

5,865	Total Health Care			5,242,598

	Housing/Multifamily – 1.6% (1.0% of Total Investments)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	891,040
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)

	Housing/Single Family – 5.8% (3.9% of Total Investments)
750	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	687,968
	5.450%, 11/15/43 (Alternative Minimum Tax)
1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,245,751
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	386,933
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	398,296
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	566,400
	4.650%, 11/15/27

3,550	Total Housing/Single Family			3,285,348

	Industrials – 3.1% (2.1% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,779,560
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 11.8% (7.9% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	399,980
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
495	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/09 at 100.00	BBB–	484,090
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 – RAAI Insured	8/12 at 101.00	BBB+	567,808
1,025	4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	BBB+	734,987
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	A	406,307
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	A	430,996
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	A	223,621
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	A	752,050
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	A	1,006,870
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	A	1,379,880
500	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	320,370
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

7,835	Total Long-Term Care			6,706,959

	Tax Obligation/General – 22.5% (15.0% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 – FGIC Insured	11/12 at 100.00	Aa3	559,776
525	5.000%, 11/01/19 – FGIC Insured	11/12 at 100.00	Aa3	559,776
525	5.000%, 11/01/20 – FGIC Insured	11/12 at 100.00	Aa3	554,547
525	5.000%, 11/01/21 – FGIC Insured	11/12 at 100.00	Aa3	542,451
525	5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aa3	543,963
1,200	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,249,932
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	482,715
600	Hartford, Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	630,918
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	976,752
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	922,635
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	511,575
1,000	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A	1,091,730
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	522,750
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	520,290
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	521,595
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – FSA Insured	2/12 at 100.00	AAA	1,408,591
630	4.125%, 2/15/20 – FSA Insured	2/12 at 100.00	AAA	643,299
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	558,685

12,230	Total Tax Obligation/General			12,801,980

	Tax Obligation/Limited – 22.1% (14.8% of Total Investments)
930	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AAA	864,565
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA	66,434
	6.125%, 9/01/12
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA	2,901,100
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AA	1,030,310
1,000	5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AA	1,020,520
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	514,910
	5.000%, 1/01/23 – FGIC Insured
1,500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,520,535
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A	847,420
	7/01/31 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
780	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	129,550
2,120	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	325,060
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB–	849,416
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB–	915,710
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB–	950,062
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	4/09 at 101.00	BBB	662,813
	Loan Note, Series 1998A, 5.500%, 10/01/22

15,385	Total Tax Obligation/Limited			12,598,405

	Transportation – 0.8% (0.5% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	A	457,471
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 22.9% (15.3% of Total Investments) (4)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AAA	574,745
	9/15/13) – FSA Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	A (4)	3,393,628
	Series 2001G, 5.000%, 7/01/21 (Pre-refunded 7/01/11) – AMBAC Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	A (4)	44,050
	Insured (ETM)
3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	3,260,206
	(Pre-refunded 7/01/10) – FSA Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,194,940
	5.500%, 10/01/40
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,086,144
	5.125%, 6/01/24 – AMBAC Insured
195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	215,144
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (4)	1,240,756
	(Pre-refunded 2/15/13) – MBIA Insured

11,995	Total U.S. Guaranteed			13,009,613

	Utilities – 4.1% (2.8% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	4/09 at 102.00	Baa1	691,697
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
860	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	666,646
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
790	5.500%, 1/01/14 (Alternative Minimum Tax)	7/09 at 100.00	BBB	741,162
305	5.500%, 1/01/20 (Alternative Minimum Tax)	7/09 at 100.00	BBB	269,016

2,675	Total Utilities			2,368,521

	Water and Sewer – 14.8% (9.9% of Total Investments)
400	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	300,788
	Project, Series 200.7, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,296,094
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,230	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AA–	1,181,108
640	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AA	608,467
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	188,336
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AA–	2,132,123
590	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AA–	572,170
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	AA–	1,811,406
	Series, 2007A, 5.000%, 8/01/30 – MBIA Insured
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	348,530
	2003A, 5.000%, 11/15/32

8,515	Total Water and Sewer			8,439,022

$ 89,865	Total Investments (cost $89,492,642) – 149.6%			85,175,003

	Floating Rate Obligations – (4.4)%			(2,525,000)

	Other Assets Less Liabilities – 11.0%			6,272,233

	Preferred Shares, at Liquidation Value – (56.2)% (5)			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$56,922,236

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$85,175,003	$ —	$85,175,003

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $86,946,594.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,647,071
Depreciation	(5,943,637)

Net unrealized appreciation (depreciation) of investments	$(4,296,566)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009